INCOME TAXES - Rollforward of deferred tax asset valuation allowance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Asset Valuation Allowance [Roll Forward]
Beginning	$ (6,770)	$ (4,411)	$ (2,649)
Increase to allowance	(7,748)	(2,359)	(1,762)
Decrease to allowance	0	0	0
Ending	$ (14,518)	$ (6,770)	$ (4,411)